Notes to the Balance Sheet - Summary of Tax Liabilities and Other Provisions (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax Provisions [Line Items]
Tax liabilities, current and non-current	€ (800)	€ (500)
Provisions	14,700	4,100
Start Balance [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current		(528)
Current provisions		(2,549)
Non-current provisions		(1,577)
Tax provisions and current and non-current other provisions		€ (4,654)
Additions [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	(298)
Current provisions	(6,006)
Non-current provisions	(8,227)
Tax provisions and current and non-current other provisions	(14,531)
Utilizations [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	(33)
Current provisions	(90)
Non-current provisions	0
Tax provisions and current and non-current other provisions	(123)
Release [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	0
Current provisions	(2,459)
Non-current provisions	(1,129)
Tax provisions and current and non-current other provisions	3,588
End Balance [Member]
Tax Provisions [Line Items]
Tax liabilities, current and non-current	(793)
Current provisions	(6,006)
Non-current provisions	(8,675)
Tax provisions and current and non-current other provisions	€ (15,474)